Fair Value (Summary Of Fair Value Assets And Liabilities Measured On A Recurring Basis, Level 3) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Entity Information [Line Items]
Financial transmission rights	$ 4,393	$ 4,150
Total financial assets measured at fair value	4,393	4,150
Other derivative liabilities	100	121
Total financial liabilities measured at fair value	100	121
Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Financial transmission rights	4,393	4,150
Total financial assets measured at fair value	4,393	4,150
Other derivative liabilities	100	121
Total financial liabilities measured at fair value	100	121
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Entity Information [Line Items]
Financial transmission rights	0	0
Total financial assets measured at fair value	0	0
Other derivative liabilities	0	0
Total financial liabilities measured at fair value	0	0
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Financial transmission rights	0	0
Total financial assets measured at fair value	0	0
Other derivative liabilities	0	0
Total financial liabilities measured at fair value	0	0
Significant Observable Inputs (Level 2) [Member]
Entity Information [Line Items]
Financial transmission rights	0	0
Total financial assets measured at fair value	0	0
Other derivative liabilities	0	0
Total financial liabilities measured at fair value	0	0
Significant Observable Inputs (Level 2) [Member] | Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Financial transmission rights	0	0
Total financial assets measured at fair value	0	0
Other derivative liabilities	0	0
Total financial liabilities measured at fair value	0	0
Unobservable Inputs (Level 3) [Member]
Entity Information [Line Items]
Financial transmission rights	4,393	4,150
Total financial assets measured at fair value	4,393	4,150
Other derivative liabilities	100	121
Total financial liabilities measured at fair value	100	121
Unobservable Inputs (Level 3) [Member] | Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Financial transmission rights	4,393	4,150
Total financial assets measured at fair value	4,393	4,150
Other derivative liabilities	100	121
Total financial liabilities measured at fair value	$ 100	$ 121